TRUSTEES AND OFFICERS
C. Oscar Morong, Jr., Chairman
Philip W. Coolidge*, President
Riley C. Gilley
Diana R. Harrington
Susan B. Kerley
Walter E. Robb, III
E. Kirby Warren
William S. Woods, Jr.

SECRETARY
Linda T. Gibson*

TREASURER
John R. Elder*

*Affiliated Person of Administrator and Distributor

---------------------------------------||---------------------------------------

INVESTMENT ADVISER
Citibank, N.A.
153 East 53rd Street, New York, NY 10043

ADMINISTRATOR AND DISTRIBUTOR
The Landmark Funds Broker-Dealer Services, Inc.
6 St. James Avenue, Boston, MA 02116
(617) 423-1679

TRANSFER AGENT AND CUSTODIAN
State Street Bank and Trust Company
225 Franklin Street, Boston, MA 02110

AUDITORS
Deloitte & Touche LLP 125 Summer Street, Boston, MA 02110

LEGAL COUNSEL
Bingham, Dana & Gould 150 Federal Street, Boston, MA 021100

---------------------------------------||---------------------------------------
SHAREHOLDER SERVICING AGENTS
(See Inside Cover)

This report is prepared for the information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by an effective prospectus.

FI/INTI/S/97 Printed on Recycled Paper





[logo] LANDMARK(SM) FUNDS
       Advised by Citibank, N.A.

LANDMARK
INTERMEDIATE
INCOME FUND

SEMI-ANNUAL
REPORT
JUNE 30, 1997

--------------------------------------------------------------------------------
                          A LETTER TO OUR SHAREHOLDERS
--------------------------------------------------------------------------------

Dear Shareholder:

     Although fixed-income securities continued to provide positive returns during the first half of 1997, the period was a relatively volatile one. Yields on U.S. government bonds rose about one-half percentage point before the Federal Reserve Board raised a key short-term interest rate by one-quarter point in late March to cool economic growth and forestall a resurgence of inflation. When it became clear that economic growth was slowing and that inflation would not become a problem anytime soon, the market retraced most of its losses and ended the period with a positive total rate of return.

     In this environment, the Landmark Funds' investment adviser, Citibank, N.A., continued to manage the Landmark Intermediate Income Fund with the goal of achieving its investment objectives: to generate a high level of current income and to preserve the value of its shareholders' investment. The Fund seeks to provide an attractive yield from a high-quality investment portfolio consisting primarily of intermediate-term securities from a number of fixed-income market sectors.

     This report reviews the Fund's investment activities and performance during the six-month period ended June 30, 1997, and provides a summary of Citibank's perspective on and outlook for the U.S. bond market. On behalf of the Board of Trustees of the Landmark Funds, I want to thank you for your confidence and participation.

/s/ Philip W. Coolidge
Philip W. Coolidge
President
July 18, 1997

Remember that Mutual Fund Shares:
o Are not bank deposits or FDIC insured
o Are not obligations of or guaranteed by Citibank or Citicorp Investment
  Services
o Are subject to investment risks, including possible loss of the principal amount invested.

--------------------------------------------------------------------------------
TABLE OF CONTENTS

--------------------------------------------------------------------------------
  1 A Letter to Our Shareholders
  2 Market Environment
    Fund Snapshot
--------------------------------------------------------------------------------
    Portfolio Manager
  3 The Portfolio Manager Responds
    Quotes From the Portfolio Manager
--------------------------------------------------------------------------------
    Strategy and Outlook
  4 Landmark Intermediate
    Income Fund -- By the Numbers
--------------------------------------------------------------------------------
  5 Fund Data
    Performance Highlights
--------------------------------------------------------------------------------
  6 Portfolio of Investments
--------------------------------------------------------------------------------
  8 Statement of Assets and Liabilities
--------------------------------------------------------------------------------
  9 Statement of Operations
--------------------------------------------------------------------------------
 10 Statement of Changes in Net Assets
--------------------------------------------------------------------------------
 11 Financial Highlights
--------------------------------------------------------------------------------
 12 Notes to Financial Statements
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
  MARKET ENVIRONMENT
     The first half of 1997 represented one of the most interesting periods in recent memory for U.S. financial markets. The economy continued to grow with few signs of inflation, marking the sixth year in what is becoming one of the longest expansions in the post-World War II era. As measured by the Dow Jones Industrial Average, the stock market gained more than 1,100 points for its best six-month performance in 10 years. And the bond market provided positive total rates of return as yields of long-term U.S. Treasury bonds ended the period at 6.78% despite a one-quarter point increase in the federal funds rate, a key short-term interest rate set by the Federal Reserve Board.

     When examined more closely, however, the general uptrend reveals a considerable amount of volatility. The economy, for example, grew at a torrid 5.9% rate during the first three months of the year when consumer spending and winter temperatures both remained unexpectedly high. As a result, fixed-income investors became concerned early in the year that the economy was growing too fast, posing an inflation threat, and yields on U.S. Treasury bonds rose by about one-half a percentage point. The Federal Reserve Board, apparently agreeing that inflation might become an issue, tightened monetary policy modestly to curtail economic growth.

     Yet, inflation concerns proved to be short-lived as persistently stable consumer and wholesale prices encouraged fixed-income investors to get back in the market. Yields on most fixed-income securities quickly fell and ended the period marginally above the levels at which they started the year.

--------------------------------------------------------------------------------
FUND SNAPSHOT
--------------------------------------------------------------------------------
COMMENCEMENT OF OPERATIONS
June 25, 1993

NET ASSETS AS OF 6/30/97
$38.8 million

FUND OBJECTIVE
To generate a high level of current income and preserve the value of its shareholders' investments

DIVIDENDS
Paid monthly

CAPITAL GAINS
Distributed annually, if any

BENCHMARKS
o Lipper Intermediate Investment Grade Funds Average
o Lehman Aggregate Bond Index

INVESTMENT ADVISER
Citibank, N.A.
--------------------------------------------------------------------------------
  PORTFOLIO MANAGER
--------------------------------------------------------------------------------

MARK LINDBLOOM
Vice President, Citibank, N.A.
Mr. Lindbloom has been responsible for managing the Landmark Intermediate Income Fund since its inception in June 1993. He also manages the fixed income portion of the Balanced Portfolio and intermediate maturity fixed income portfolios for investment advisory and institutional accounts at Citibank. Prior to joining Citibank in 1986, Mr. Lindbloom was employed by Brown Brothers Harriman & Company, where he managed discretionary corporate portfolios, holding fixed income assets.

--------------------------------------------------------------------------------
  THE PORTFOLIO MANAGER RESPONDS
--------------------------------------------------------------------------------
     We actively managed the Fund during the period by adjusting its average duration (a measure of sensitivity to interest-rate changes) and its sector rotation (the mix of fixed-income asset types). We began the year with a neutral duration of about 4.6 years, but lengthened to the long side of neutral in anticipation of a slow-down in economic growth. By April, our average duration had increased to about 5.5 years. When the economic slow-down began to occur during the second quarter of the year, we returned to a neutral position, ending the period with an average duration of about 4.6 years.

     Our sector rotation strategy led us to increase our holdings of mortgage-backed securities, which, in addition to providing superior yields, benefited from a relative lack of prepayment risk in a stable-to-rising interest rate environment. About 56% of the portfolio was allocated to mortgage-backed securities by the end of the period. The remainder of the portfolio was invested in U.S. Treasury securities, corporate bonds and asset-backed securities. Because investment-grade corporate bonds provided only small yield advantages over comparable U.S. Treasury bonds, we maintained a lower exposure to corporate securities than we normally do.

--------------------------------------------------------------------------------
  QUOTES FROM THE PORTFOLIO MANAGER
--------------------------------------------------------------------------------

"Bond yields rose nearly 50 basis points in February because of stronger-than-expected economic growth and fear that the Federal Reserve would tighten monetary policy."

"Mortgage-backed securities performed well during the period, helping us boost the Portfolio's return incrementally."

"We expect interest rates to remain stable with a downward bias over the next several months, but we may see fluctuations to higher rates temporarily."

--------------------------------------------------------------------------------
  STRATEGY AND OUTLOOK
--------------------------------------------------------------------------------
     We are optimistic about the longer term prospects for fixed-income securities. While we expect interest rates to decline modestly over time, we would not be surprised to see short-lived spikes in yield caused by economic data that do not conform to the general consensus opinion. In our view, any temporary increases in yields should be viewed as an opportunity to buy bonds inexpensively.

     In addition, the U.S. government appears to be making progress toward a balanced budget, which reduces the need to borrow in the public markets through the issuance of U.S. government securities. We expect this relative lack of supply to be accompanied by steady demand for the most creditworthy investments in the world, U.S. Treasury securities, from overseas investors in Europe and Asia.

     This combination of modest economic growth, low inflation, limited supply and robust demand should be good for fixed-income investors. Accordingly, we expect to maintain our neutral average duration, and we will be ready to lengthen as opportunities to do so present themselves. Furthermore, we will continue to shift assets among mortgage-backed securities, U.S. government securities, corporate bonds and asset-backed securities as market conditions change.

--------------------------------------------------------------------------------
  Landmark Intermediate Income Fund
--------------------------------------------------------------------------------
  BY THE NUMBERS
--------------------------------------------------------------------------------

   --------------------------------------------------------------------------
                        CHANGES IN PORTFOLIO COMPOSITION

Portfolio of Investments as of 6/30/97       ... Compared to 12/31/96

   CASH/SHORT TERM/OTHER        3%         CASH/OTHER                   3%
   ASSET-BACKED SECURITIES      4%         ASSET-BACKED SECURITIES      3%
   MORTGAGE OBLIGATIONS        56%         MORTGAGE OBLIGATIONS        53%
   CORPORATE BONDS              4%         CORPORATE BONDS              5%
   U.S. TREASURY ISSUES        33%         U.S. TREASURY ISSUES        36%

   --------------------------------------------------------------------------

--------------------------------------------------------------------------------
  FUND DATA All Periods Ending June 30, 1997 (unaudited)
--------------------------------------------------------------------------------

                                                                                      TOTAL RETURNS
                                                                              -----------------------------
                                                                                                      SINCE
                                                                           SIX          ONE          6/25/93
                                                                          MONTHS**      YEAR       (INCEPTION)*
                                                                           ------       ----         --------

Landmark Intermediate Income Fund without Sales Charge .................    2.94%        7.74%         4.89%
Lipper Intermediate Investment Grade Funds Average .....................    2.74%        7.54%         4.86%+
Lehman Aggregate Bond Index ............................................    3.09%        8.15%         5.98%+
Landmark Intermediate Income Fund with Maximum Sales Charge of 4.00% ...   (1.17)%       3.43%         3.83%

 * Average Annual Total Return
** Not Annualized
 + From 6/30/93

30-Day SEC Yield                      5.75%
Income Dividends Per Share          $0.264

--------------------------------------------------------------------------------
  PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------

A $10,000 investment in the Fund made on inception date would have grown to $11,631 with sales charge (as of 6/30/97). The graph shows how this compares to our benchmark over the same period.

The graph includes the initial charge on the Fund (no comparable charge exists for the other indices) and assumes all dividends and distributions from the Fund are reinvested at Net Asset Value.


                          LANDMARK INTERMEDIATE INCOME

              Landmark          Landmark          Lipper
              Intermediate      Intermediate      Intermediate    Lehman
              Income Fund -     Income Fund -     Investment      Aggregate Bond
              Without Sales     With Sales Charge Grade Funds     Index
              Charge                              Average         (unmanaged)
 6/30/93       10,030.00          9,629.00         10,000.00       10,000.00
 7/31/93       10,073.00          9,670.00         10,042.00       10,064.00
 8/31/93       10,325.00          9,912.00         10,228.00       10,295.00
 9/30/93       10,406.00          9,989.00         10,268.00       10,332.00
10/31/93       10,416.00          9,999.00         10,301.00       10,374.00
11/30/93       10,246.00          9,836.00         10,209.00       10,251.00
12/31/93       10,299.00          9,887.00         10,257.00       10,295.00
 1/31/94       10,445.00         10,027.00         10,387.00       10,451.00
 2/28/94       10,215.00          9,806.00         10,202.00       10,223.00
 3/31/94        9,968.00          9,569.00          9,980.00        9,973.00
 4/30/94        9,868.00          9,473.00          9,890.00        9,890.00
 5/31/94        9,841.00          9,447.00          9,875.00        9,871.00
 6/30/94        9,810.00          9,417.00          9,856.00        9,847.00
 7/31/94        9,976.00          9,577.00         10,004.00       10,044.00
 8/31/94       10,003.00          9,603.00         10,024.00       10,048.00
 9/30/94        9,836.00          9,442.00          9,911.00        9,897.00
10/31/94        9,798.00          9,406.00          9,896.00        9,886.00
11/30/94        9,760.00          9,370.00          9,867.00        9,709.00
12/31/94        9,838.00          9,445.00          9,915.00        9,773.00
 1/31/95       10,021.00          9,620.00         10,072.00        9,960.00
 2/28/95       10,249.00          9,839.00         10,282.00       10,191.00
 3/31/95       10,322.00          9,909.00         10,346.00       10,260.00
 4/30/95       10,439.00         10,021.00         10,479.00       10,403.00
 5/31/95       10,930.00         10,492.00         10,849.00       10,839.00
 6/30/95       10,992.00         10,552.00         10,917.00       10,926.00
 7/31/95       10,941.00         10,503.00         10,888.00       10,883.00
 8/31/95       11,039.00         10,597.00         11,010.00       11,023.00
 9/30/95       11,159.00         10,713.00         11,107.00       11,135.00
10/31/95       11,199.00         10,751.00         11,244.00       11,299.00
11/30/95       11,310.00         10,857.00         11,402.00       11,485.00
12/31/95       11,456.00         10,998.00         11,547.00       11,654.00
 1/31/96       11,509.00         11,049.00         11,623.00       11,726.00
 2/29/96       11,279.00         10,828.00         11,424.00       11,478.00
 3/31/96       11,190.00         10,743.00         11,346.00       11,381.00
 4/30/96       11,113.00         10,668.00         11,277.00       11,303.00
 5/31/96       11,083.00         10,639.00         11,257.00       11,284.00
 6/30/96       11,245.00         10,796.00         11,385.00       11,434.00
 7/31/96       11,262.55         10,812.05         11,410.00       11,695.08
 8/31/96       11,230.24         10,781.03         11,401.00       11,675.19
 9/30/96       11,442.75         10,985.04         11,587.00       11,878.34
10/31/96       11,693.04         11,225.32         11,821.00       12,142.04
11/30/96       11,895.09         11,419.28         12,016.00       12,349.67
12/31/96       11,768.97         11,298.21         11,910.00       12,234.82
 1/31/97       11,823.82         11,350.87         11,805.00       12,272.75
 2/28/97       11,853.30         11,379.17         11,829.00       12,303.43
 3/31/97       11,707.60         11,239.29         11,705.00       12,166.86
 4/30/97       11,889.41         11,413.84         11,857.00       12,349.36
 5/31/97       11,983.31         11,503.97         11,959.00       12,466.68
 6/30/97       12,115.35         11,630.73         12,092.00       12,615.04

Notes: All Fund performance numbers represent past performance, and are no guarantee of future results. The Fund's share price and investment return will fluctuate, so that the value of an investor's shares, when redeemed, may be worth more or less than their original cost. Total returns include change in share price and reinvestment of dividends and distributions, if any. Total return figures "with sales charge" are provided in accordance with SEC guidelines for comparative purposes for prospective investors.

--------------------------------------------------------------------------------
  Landmark Intermediate Income Fund
--------------------------------------------------------------------------------
  PORTFOLIO OF INVESTMENTS June 30, 1997 (unaudited)
--------------------------------------------------------------------------------
                                                  PRINCIPAL
                                                   AMOUNT
ISSUER                                         (000'S OMITTED)         VALUE
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
  FIXED INCOME--101.6%
--------------------------------------------------------------------------------

ASSET BACKED SECURITIES -- 4.0%
Green Tree Financial Corp.
  8.05% due 10/15/27 ..........................      $1,500         $ 1,558,590
                                                                    -----------

DOMESTIC CORPORATE SECURITIES -- 4.1%
Aetna Services, Inc.
  6.97% due 8/15/36 ...........................       1,000           1,009,880
Atlantic City Electric Co.
  7.10% due 8/23/02 ...........................         560             562,274
                                                                    -----------
                                                                      1,572,154
                                                                    -----------

YANKEES -- 5.1%
Enersis 6.90% due 12/01/06 ....................       1,000             971,280
Inter-American Development Bank
  6.95% due 8/01/26 ...........................       1,000           1,025,850
                                                                    -----------
                                                                      1,997,130
                                                                    -----------

MORTGAGE OBLIGATIONS -- 55.8%

COLLATERALIZED MORTGAGE OBLIGATIONS -- 16.1%
Asset Securitization Corp. Series 95
  7.384% due 8/13/29 ..........................       1,000           1,015,625
Associates Corp. North America
  5.96% due 5/15/37 ...........................         750             752,243
CWBMS Inc. 7.75% due 3/01/27 ..................         500             508,281
GE Capital Mortgage Services Inc.
  7.50% due 3/25/27 ...........................         199             199,608
GMAC Commercial Mortgage Series 96
  7.22% due 10/15/28 ..........................         500             505,469
Merrill Lynch Mortgage Investors Inc.
  6.95% due 6/18/29 ...........................         500             503,125
Nomura Asset Securities Corp.
  8.15% due 4/04/27 ...........................       1,000           1,068,906
Norwest Assets Securities Corp.
  7.50% due 3/25/27 ...........................         699             698,985
Norwest Assets Securities Corp.
  7.00% due 4/25/12 ...........................         991          $  981,501
                                                                    -----------
                                                                      6,233,743
                                                                    -----------

MORTGAGE BACKED SECURITIES -- 17.9% Federal
 Home Loan Mortgage Corp.
  6.00% due 3/15/09 ...........................         439             406,269
  7.50% due 1/15/20 ...........................       1,893           1,903,338
  7.50% due 5/15/23 ...........................         886             889,702
  8.50% due 4/01/01                                      26              26,267
Federal National Mortgage Association
  7.50% due 10/01/25 ..........................       1,586           1,591,511
  7.50% due 6/01/26 ...........................          55              55,189
  7.50% due 1/01/26 ...........................       1,800           1,825,866
  7.50% due 5/01/26 ...........................         249             249,539
  8.00% due 6/01/02 ...........................          15              14,852
                                                                    -----------
                                                                      6,962,533
                                                                    -----------

GOVERNMENT NATIONAL MORTGAGE
 ASSOCIATION -- 21.8%
  7.25% due 10/16/22 ..........................       3,475           3,490,959
  7.50% due 5/15/26 ...........................       1,912           1,917,007
  7.50% due 9/15/25 ...........................       2,359           2,367,176
  8.00% due 12/15/07 ..........................          73              75,272
  8.25% due 7/15/05 ...........................         603             616,841
                                                                    -----------
                                                                      8,467,255
                                                                    -----------

TOTAL MORTGAGE OBLIGATIONS ....................                      21,663,531
                                                                    -----------

UNITED STATES GOVERNMENT AND OTHER GOVERNMENT
  OBLIGATIONS -- 32.6%

UNITED STATES TREASURY BONDS -- 1.1%
United States Treasury Bonds
  6.625% due 2/15/27 ..........................         450             440,298
                                                                    -----------
UNITED STATES TREASURY NOTES-- 29.5%
 5.875% due 2/15/04 ...........................      $4,000         $ 3,875,640
 6.50% due 5/31/02 ............................       1,800           1,807,308
 6.50% due 10/15/06 ...........................       4,200           4,182,276
 6.625% due 6/30/01 ...........................       1,200           1,211,244
 6.625% due 4/30/02 ...........................         370             373,411
                                                                    -----------
                                                                     11,449,879
                                                                    -----------

UNITED STATES & OTHER GOVERNMENT AGENCIES -- 2.0%
Tennessee Valley Authority
 5.98% due 4/01/36 ............................         750             756,060
                                                                    -----------


TOTAL UNITED STATES GOVERNMENT AND OTHER
 GOVERNMENT OBLIGATIONS .......................                      12,646,237
                                                                    -----------

TOTAL FIXED INCOME
 (Identified Cost $39,134,044) ................                      39,437,642
                                                                    -----------

--------------------------------------------------------------------------------
SHORT-TERM OBLIGATIONS -- 0.1%
--------------------------------------------------------------------------------

United States Treasury Bills
 5.18% due 12/11/97 ...........................          65              63,476
                                                                    -----------

TOTAL INVESTMENTS
 (Identified Cost $39,197,520) ................      101.7%          39,501,118

OTHER ASSETS, LESS LIABILITIES ................       (1.7)            (654,473)
                                                     -----          -----------
NET ASSETS ....................................      100.0%         $38,846,645
                                                     =====          ===========

--------------------------------------------------------------------------------
 FUTURES CONTRACTS
--------------------------------------------------------------------------------

                                                  UNDERLYING
                                                     FACE
                                   EXPIRATION      AMOUNT AT      UNREALIZED
                                      DATE           VALUE        GAIN/LOSS
                                   ----------      ---------      ----------
Purchased
 50 U.S. Treasury Note              Sept 97         15,000         ($5,859)
                                                                   -------
See notes to financial statements

--------------------------------------------------------------------------------
  Landmark Intermediate Income Fund
--------------------------------------------------------------------------------
  STATEMENT OF ASSETS AND LIABILITIES June 30, 1997 (unaudited)

ASSETS:
Investments, at value (Note 1A)(Identified Cost,
  $39,197,520) ......................................              $39,501,118
Cash ................................................                  897,903
Margin variation receivable .........................                    3,750
Receivable for fund shares sold .....................                      445
Interest receivable .................................                  388,377
                                                                   -----------
 Total assets .......................................               40,791,593
                                                                   -----------
LIABILITIES:
Payable for investments purchased ...................                1,826,438
Payable for shares of beneficial interest repurchased                   38,849
Payable to affiliates:
 Investment advisory fee (Note 2) ...................  $ 5,491
 Shareholder Servicing Agents' fee (Note 3B) ........    8,025          13,516
                                                       -------
Accrued expenses ....................................                   66,145
                                                                   -----------
 Total liabilities ..................................                1,944,948
                                                                   -----------
NET ASSETS for 4,094,324 shares of beneficial
  interest outstanding ...............................             $38,846,645
                                                                   ===========
NET ASSETS CONSIST OF:
Paid-in capital .....................................              $41,714,455
Accumulated net realized loss from investment
  transactions and futures contracts ................               (3,316,487)
Unrealized appreciation (depreciation) of
  investments and futures contracts .................                  297,739
Undistributed net investment income .................                  150,938
                                                                   -----------
 Total ..............................................              $38,846,645
                                                                   ===========
NET ASSET VALUE AND REDEMPTION PRICE PER SHARE OF
  BENEFICIAL INTEREST ...............................                    $9.49
                                                                         =====
COMPUTATION OF OFFERING PRICE:
Maximum Offering Price per share based on a 4.00%
  sales charge ($9.49 / 0.96) ......................                     $9.89
                                                                         =====

See notes to financial statements

--------------------------------------------------------------------------------
  Landmark Intermediate Income Fund

  STATEMENT OF OPERATIONS
  For the Six Months Ended June 30, 1997 (unaudited)
--------------------------------------------------------------------------------

INVESTMENT INCOME (Note 1B) ...........................              $1,430,435

EXPENSES:
Investment advisory fees (Note 2) .....................  $70,699
Shareholder servicing agents' fees (Note 3B) ..........   50,499
Administrative fees (Note 3A) .........................   50,499
Custodian fees ........................................   36,141
Distribution fees (Note 4) ............................   30,300
Auditing services .....................................   15,100
Shareholder reports ...................................   12,771
Trustees fees .........................................    6,815
Legal services ........................................    6,507
Transfer agent fees ...................................    5,000
Miscellaneous .........................................    2,088
                               -                         -------
  Total expenses ......................................  286,419
Less aggregate amount waived by Investment Adviser,
  Administrator and Distributor (Notes 2, 3A, and 4)... (103,107)
Less fees paid indirectly (Note 1I) ...................   (1,496)
                               -                         -------
 Net expenses .........................................                 181,816
                                                                     ----------
 Net investment income ................................               1,248,619
                                                                     ----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized loss from investment transactions ........                 (52,654)
Net realized loss on futures transactions .............                  (3,871)
Unrealized appreciation (depreciation) of investments
  and futures contracts:
 Beginning of period ..................................  371,315
 End of period ........................................  297,739
                               -                         -------
Net change in unrealized appreciation (depreciation)
  of investments ......................................                 (73,576)
                                                                     ----------
Net realized and unrealized gain (loss) on investments                 (130,101)
                                                                     ----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ..              $1,118,518
                                                                     ==========

See notes to financial statements

--------------------------------------------------------------------------------
  Landmark Intermediate Income Fund

  STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                      SIX MONTHS
                                                                                        ENDED
                                                                                     JUNE 30, 1997      YEAR ENDED
                                                                                      (UNAUDITED)    DECEMBER 31, 1996
                                                                                      -----------    -----------------
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS:
Net investment income ....................................................            $ 1,248,619      $ 2,655,675
Net realized loss from investment transactions ...........................                (56,525)        (830,939)
Net change in unrealized appreciation (depreciation) of investments ......                (73,576)        (643,316)
                                                                                      -----------      -----------
  Net increase in net assets resulting from operations ...................              1,118,518        1,181,420
                                                                                      -----------      -----------

DISTRIBUTIONS DECLARED TO SHAREHOLDERS FROM:
Net investment income ....................................................             (1,133,365)      (2,638,684)
                                                                                      -----------      -----------
  Decrease in net assets from distributions declared to shareholders .....             (1,133,365)      (2,638,684)
                                                                                      -----------      -----------

TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST (Note 6):
Net proceeds from sale of shares .........................................                409,097        1,467,543
Net asset value of shares issued to
  shareholders from reinvestment of distributions ........................              1,131,749        2,602,603
Cost of shares repurchased ...............................................             (6,597,966)      (8,312,092)
                                                                                      -----------      -----------
 Net decrease in net assets from transactions in shares of beneficial
   interest ..............................................................             (5,057,120)      (4,241,946)
                                                                                      -----------      -----------
NET DECREASE IN NET ASSETS ...............................................             (5,071,967)      (5,699,210)

NET ASSETS:
Beginning of period ......................................................             43,918,612       49,617,822
                                                                                      -----------      -----------
End of period (including undistributed net investment income of
  $150,938 and $35,684, respectively) ....................................            $38,846,645      $43,918,612
                                                                                      -----------      -----------

See notes to financial statements

--------------------------------------------------------------------------------
  Landmark Intermediate Income Fund
  FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                                                     FOR THE PERIOD
                                                   SIX MONTHS               YEAR ENDED                JUNE 25, 1993
                                                      ENDED                 DECEMBER 31,            (COMMENCEMENT OF
                                                  JUNE 30, 1997   ----------------------------       OPERATIONS) TO
                                                   (UNAUDITED)     1996       1995       1994       DECEMBER 31, 1993
                                                    ---------     -----      ------    -------     ------------------
Net Asset Value, beginning of period ..........       $9.48       $ 9.77     $ 8.91      $ 9.880        $10.000
                                                      -----       ------     ------      -------        -------
Income From Operations:
Net investment income .........................        0.29         0.54       0.57        0.521          0.261
Net realized and unrealized gain (loss)
  on investments ..............................       (0.02)       (0.29)      0.86       (0.959)         0.037
                                                      -----       ------     ------      -------        -------
 Total income from operations .................        0.27         0.25       1.43       (0.438)         0.298
                                                      -----       ------     ------      -------        -------
Less Distributions From:
 Net investment income ........................       (0.26)       (0.54)     (0.57)      (0.516)        (0.261)
 In excess of net investment income ...........         --          --         --           --           (0.006)
 Net realized gain on investments .............         --          --         --         (0.016)        (0.151)
                                                      -----       ------     ------      -------        -------
 Total distributions ..........................       (0.26)       (0.54)     (0.57)      (0.532)        (0.418)
                                                      -----       ------     ------      -------        -------
 Net Asset Value, end of period ...............       $9.49       $ 9.48     $ 9.77      $ 8.910        $ 9.880
                                                      =====       ======     ======      =======        =======
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted) .....     $38,847      $43,919    $49,618      $47,582        $61,183
Ratio of expenses to average net assets .......       0.90%*       0.90%      0.90%        0.90%          0.90%*
Ratio of net investment income to average net
  assets ......................................       6.18%*       5.72%      5.97%        5.52%          4.95%*
Portfolio turnover ............................         65%         495%       396%         291%           103%
Total return ..................................       2.94%+       2.73%     16.45%      (4.48)%          2.99%+

    Note: If Agents of the Fund had not voluntarily agreed to waive a portion of their fees for the periods indicated and the expenses were not reduced for fees paid indirectly for the years after December 31, 1994, the net investment income per share and the ratios would have been as follows:

Net investment income per share ...............       $0.27        $0.50      $0.52       $0.475         $0.236
Ratios:
Expenses to average net assets ................       1.42%*       1.39%      1.42%        1.39%          1.38%*
Net investment income to average net assets ...       5.66%*       5.23%      5.45%        5.03%          4.47%*

* Annualized
+Not annualized

See notes to financial statements

--------------------------------------------------------------------------------
  Landmark Intermediate Income Fund

  NOTES TO FINANCIAL STATEMENTS (unaudited)
--------------------------------------------------------------------------------

(1) SIGNIFICANT ACCOUNTING POLICIES

Landmark Intermediate Income Fund (the "Fund") is a separate diversified series of Landmark Fixed Income Funds (the "Trust") which is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end, management investment company. The Investment Adviser of the Fund is Citibank, N.A. ("Citibank"). The Landmark Funds Broker-Dealer Services, Inc. ("LFBDS") acts as the Fund's Administrator and Distributor. Citibank also serves as Sub-Administrator and makes Fund shares available to customers as Shareholder Servicing Agent.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

The Fund has approval to issue Class A and Class B shares as described more fully in the Fund's prospectus. No Class B shares have yet to be offered, therefore information presented in these financial statements relates solely to Class A shares.

The significant accounting policies consistently followed by the Fund are in conformity with generally accepted accounting principles and are as follows:

A. INVESTMENT SECURITY VALUATIONS -- Debt securities (other than short-term obligations maturing in 60 days or less) are valued on the basis of valuations furnished by a pricing service, which takes into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, and other market data, without exclusive reliance upon quoted prices or exchange or over-the-counter prices, since such valuations are believed to reflect more accurately the fair value of the securities. Short-term obligations (maturing in 60 days or less) are valued at amortized cost, which approximates market value. Securities, if any, for which there are no such valuations or quotations are valued at fair value as determined in good faith by or under guidelines established by the Trustees.

B. INCOME -- Interest income is determined on the basis of interest accrued and discount earned, adjusted for amortization of premium or discount on long-term debt securities when required for Federal income tax purposes. Gain and loss from principal paydowns are recorded as ordinary income.

C. FEDERAL TAXES -- The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders all of its taxable income, including any net realized gain on investment transactions. Accordingly, no provision for federal income or excise tax is necessary. At December 31, 1996, the Fund, for federal income tax purposes, had a capital loss carryover of $3,257,774, of which $2,182,200 will expire on December 31, 2002 and $1,075,574 which will expire on December 31, 2004. Such capital loss carryover will reduce the Fund's taxable income arising from future net realized gain on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax.

D. EXPENSES -- The Fund bears all costs of its operations other than expenses specifically assumed by Citibank and LFBDS. Expenses incurred by the Trust with respect to any two or more funds or series are allocated in proportion to the average net assets of each fund, except when allocations of direct expenses to each fund can otherwise be made fairly. Expenses directly attributable to a fund are charged to that fund.

E. DISTRIBUTIONS -- The Fund distinguishes between distributions on a tax basis and a financial reporting basis and requires that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits which result in temporary over- distributions for financial statement purposes, are classified as distributions in excess of net investment income or accumulated net realized gains.

F. REPURCHASE AGREEMENTS -- It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System or to have segregated within the custodial bank's vault, all securities held as collateral in support of repurchase agreement investments. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of the repurchase agreement's underlying investments to ensure the existence of a proper level of collateral.

G. FUTURES CONTRACTS: -- The Fund may engage in futures transactions. The Fund may use futures contracts in order to protect the Fund from fluctuations in interest rates without actually buying or selling debt securities, or to manage the effective maturity or duration of fixed income securities in the Fund's portfolio in an effort to reduce potential losses or enhance potential gains. Buying futures contracts tends to increase the Fund's exposure to the underlying instrument. Selling futures contracts tends to either decrease the Fund's exposure to the underlying instrument, or to hedge other fund investments.

Upon entering into a futures contract, the Fund is required to deposit with the broker an amount of cash or cash equivalents equal to a certain percentage of the contract amount. This is known as the "initial margin". Subsequent payments ("variation margin") are made or received by the Fund each day, depending on the daily fluctuation of the value of the contract. The daily changes in contract value are recorded as unrealized gains or losses and the Fund recognizes a realized gain or loss when the contract is closed. Futures contracts are valued at the settlement price established by the board of trade or exchange on which they are traded.

There are several risks in connection with the use of futures contracts as a hedging device. The change in the value of futures contracts primarily corresponds with the value of their underlying instruments, which may not correlate with the change in the value of the hedged instruments. In addition, there is the risk the Fund may not be able to enter into a closing transaction because of an illiquid secondary market. Futures contracts involve, to varying degrees, risk of loss in excess of the futures variation margin reflected in the Statement of Assets and Liabilities.

H. OTHER -- Investment transactions are accounted for on the date the investments are purchased or sold. Realized gains and losses are determined on the identified cost basis. Distributions to shareholders and shares issuable to shareholders electing to receive distributions in shares are recorded on the ex-dividend date.

I. FEES PAID INDIRECTLY -- The Fund's custodian bank calculates its fees based on the Fund's average daily net assets. The fee is reduced according to a fee arrangement, which provides for custody fees to be reduced based on a formula developed to measure the value of cash deposited with the custodian by the Fund. This amount is shown as a reduction of expense on the Statement of Operations.

(2) INVESTMENT ADVISORY FEES
The investment advisory fee paid to Citibank, as compensation for overall investment management services, amounted to $70,699, of which $34,101 was voluntarily waived for the six months ended June 30, 1997. The investment advisory fee is computed at the annual rate of 0.35% of average daily net assets.

(3) ADMINISTRATIVE SERVICES PLAN
The Trust has adopted an Administrative Services Plan (the "Administrative Services Plan") which provides that the Trust on behalf of the Fund may obtain the services of an Administrator, one or more Shareholder Servicing Agents and other Servicing Agents, and may enter into agreements providing for the payment of fees for such services. Under the Administrative Services Plan, the aggregate of the fee paid to the Administrator from the Fund, the fees paid to the Shareholder Servicing Agents from the Fund under such Plan and the Basic Distribution Fee paid from the Fund to the Distributor under the Distribution Plan may not exceed 0.65% of the Fund's average daily net assets on an annualized basis for the Fund's then current fiscal year.

A. ADMINISTRATIVE FEES -- Under the terms of an Administrative Services Agreement, the administrative services fee payable to the Administrator, as compensation for overall administrative services and general office facilities, is computed at an annual rate of 0.25% of the Fund's average daily net assets. The Administrative fees amounted to $50,499, of which $38,706 was voluntarily waived for the six months ended June 30, 1997. Citibank acts as Sub-Administrator and performs such duties and receives such compensation from LFBDS as from time to time is agreed to by LFBDS and Citibank. The Fund pays no compensation directly to any Trustee or any officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Fund from the Administrator or its affiliates. Certain of the officers and a Trustee of the Fund are officers or directors of the Administrator or its affiliates.

B. SHAREHOLDER SERVICING AGENTS FEES -- The Fund has entered into shareholder servicing agreements with each Shareholder Servicing Agent pursuant to which the Shareholder Servicing Agent acts as an agent for its customers and provides other related services. For their services, each Shareholder Servicing Agent receives fees from the Fund, which may be paid periodically, but may not exceed, on an annualized basis, an amount equal to 0.25% of the average daily net assets of the Fund represented by shares owned during the period by investors for whom such Shareholder Servicing Agent maintains a servicing relationship. Shareholder Servicing Agents' fees amounted to $50,499 for the six months ended June 30, 1997.

(4) DISTRIBUTION FEES
The Fund has adopted a Plan of Distribution pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended, under which the Fund compensates the Distributor at an annual rate not to exceed 0.15% of the Fund's average daily net assets for distribution of the Fund's shares. The Distributor may also receive an additional fee from the Fund not to exceed 0.05% of the Fund's average daily net assets in anticipation of, or as reimbursement for, advertising expenses incurred by the Distributor in connection with the sale of shares of the Fund. No payment of such additional fees has been made during the period. The Distribution fees amounted to $30,300, all of which was voluntarily waived for the six months ended June 30, 1997.

(5) PURCHASES AND SALES OF INVESTMENTS
Purchases and sales of securities, other than short-term obligations, aggregated $26,578,599 and $30,542,657, respectively, for the six months ended June 30, 1997.

(6) SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Transactions in shares of beneficial interest were as follows:

                                               SIX MONTHS         YEAR
                                                  ENDED           ENDED
                                              JUNE 30, 1997    DECEMBER 31,
                                               (UNAUDITED)        1996
                                              -------------    ------------
Shares sold ..................                    43,346         155,635
Shares issued to shareholders from
 reinvestment of distributions                   120,105         276,737
Shares repurchased ...........                  (700,066)       (881,410)
                                                --------        --------
Net decrease .................                  (536,615)       (449,038)
                                                ========        ========

(7) FEDERAL INCOME TAX BASIS OF INVESTMENTS
The cost and unrealized appreciation (depreciation) in value of the investment securities owned at June 30, 1997, as computed on a federal income tax basis, are as follows:

Aggregate cost                                    $39,197,520
                                                  ===========
Gross unrealized appreciation                     $   354,282
Gross unrealized depreciation                         (50,684)
                                                  -----------
 Net unrealized appreciation                      $   303,598
                                                  ===========

(8) LINE OF CREDIT
The Fund, along with other Landmark Funds entered into an ongoing agreement with a bank which allows the Funds collectively to borrow up to $60 million for temporary or emergency purposes. Interest on borrowings, if any, is charged to the specific fund executing the borrowing at the base rate of the bank. The line of credit requires a quarterly payment of a commitment fee based on the average daily unused portion of the line of credit. For the six months ended June 30, 1997, the commitment fee allocated to the Fund was $91. Since the line of credit was established there have been no borrowings.

--------------------------------------------------------------------------------
 SHAREHOLDER
 SERVICING AGENTS
--------------------------------------------------------------------------------

FOR NEW YORK RETAIL BANKING AND
BUSINESS AND PROFESSIONAL CUSTOMERS:
Citibank, N.A.
111 Wall Street, New York, NY 10043
(212) 820-2383 or (800) 846-5300

FOR CITIGOLD CUSTOMERS:
Citigold
P.O. Box 5130, New York, NY 10150-5130
Call Your Citigold Executive or, in NY or CT, (800) 285-1701, or for all other states, (800) 285-1707

FOR CITIBANK PRIVATE BANKING CLIENTS:
Citibank, N.A.
The Citibank Private Bank
153 East 53rd Street, New York, NY 10043
Call Your Citibank Private Banking Account Officer
Investment Specialist or (212) 559-5959

FOR CITIBANK GLOBAL ASSET MANAGEMENT CLIENTS:
Citibank, N.A.
Citibank Global Asset Management
153 East 53rd Street, New York, NY 10043
(212) 559-7117

FOR CITIBANK NORTH AMERICAN INVESTOR
SERVICES CLIENTS:
Citibank, N.A.
Master Trust Accounts
111 Wall Street, New York, NY 10043
Call Your Account Manager or (212) 657-9659

FOR CITICORP INVESTMENT SERVICES CUSTOMERS:
Citicorp Investment Services
One Court Square, Long Island City, NY 11120
Call Your Investment Consultant or (800) 846-5200
(212) 820-2380 in New York City

[Logo]  LANDMARK
        FUNDS

MONEY MARKET FUNDS:
Cash Reserves
Premium Liquid Reserves
Institutional Liquid Reserves

U.S. Treasury Reserves
Premium U.S. Treasury Reserves
Institutional U.S. Treasury Reserves

Tax Free Reserves
Institutional Tax Free Reserves

California Tax Free Reserves
Connecticut Tax Free Reserves
New York Tax Free Reserves

STOCK & BOND FUNDS:
U.S. Government Income Fund
Intermediate Income Fund
National Tax Free Income Fund
New York Tax Free Income Fund

Balanced Fund
Equity Fund
International Equity Fund
Small Cap Equity Fund
Emerging Asian Markets Equity Fund

TRUSTEES AND OFFICERS
C. Oscar Morong, Jr., Chairman
Philip W. Coolidge*, President
Riley C. Gilley
Diana R. Harrington
Susan B. Kerley
E. Kirby Warren
William S. Woods, Jr.

SECRETARY
Linda T. Gibson*

TREASURER
John R. Elder*

*Affiliated Person of Administrator and Distributor
--------------------------------------------------------------------------------

INVESTMENT ADVISER
(OF GOVERNMENT INCOME
PORTFOLIO)
Citibank, N.A.
153 East 53rd Street, New York, NY 10043

ADMINISTRATOR AND DISTRIBUTOR
The Landmark Funds Broker-Dealer Services, Inc.
6 St. James Avenue, Boston, MA 02116
(617) 423-1679

TRANSFER AGENT
State Street Bank and Trust Company
225 Franklin Street, Boston, MA 02110

CUSTODIAN
Investors Bank and Trust Company
One Lincoln Plaza, Boston, MA 02111

AUDITORS
Price Waterhouse LLP
160 Federal Street, Boston, MA 02110

LEGAL COUNSEL
Bingham, Dana & Gould
150 Federal Street, Boston, MA 02110

--------------------------------------------------------------------------------

SHAREHOLDER SERVICING AGENTS
(See Inside Cover)

This report is prepared for the information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by an effective prospectus.

FI/USG/S/97                             [Recycle Logo] Printed on Recycled Paper


[Logo]  LANDMARK(SM) FUNDS
           Advised by Citibank, N.A.

LANDMARK
U.S. GOVERNMENT
INCOME FUND

 SEMI-ANNUAL
 REPORT
 June 30, 1997

--------------------------------------------------------------------------------
                          A LETTER TO OUR SHAREHOLDERS

Dear Shareholder:

     Although U.S. government securities continued to provide positive returns during the first half of 1997, the period was a relatively volatile one. We are pleased that Landmark U.S. Government Income Fund sheltered its shareholders from the brunt of those fluctuations.

     In this environment, the Landmark Funds' investment adviser, Citibank, N.A., continued to manage the Landmark U.S. Government Income Fund with the goal of achieving its investment objectives: generating current income and preserving the value of its shareholders' investment. Through its investment in Government Income Portfolio, the Fund seeks to provide a higher level of current income than is generally available from money market funds by investing in a high-quality investment portfolio consisting solely of securities backed as to the timely payment of principal and interest by the full faith and credit of the U.S. government.

     This report reviews the Portfolio's investment activities and performance during the six-month period ended June 30, 1997, and provides a summary of Citibank's perspective on and outlook for the U.S. government securities marketplace. On behalf of the Board of Trustees of the Landmark Funds, I want to thank you for your confidence and participation.

/s/ Philip W. Coolidge
    Philip W. Coolidge
    President
    July 18, 1997

--------------------------------------------------------------------------------
TABLE OF CONTENTS
 1   A Letter to Our Shareholders
--------------------------------------------------------------------------------
 2   Market Environment
     Fund Snapshot
--------------------------------------------------------------------------------
 3   Portfolio Manager
     The Portfolio Manager Responds
--------------------------------------------------------------------------------
4    Quotes From the Portfolio Manager
     Strategy and Outlook
--------------------------------------------------------------------------------
5    Fund Data
     Performance Highlights
--------------------------------------------------------------------------------

LANDMARK U.S. GOVERNMENT
INCOME FUND
--------------------------------------------------------------------------------
 6   Statement of Assets and Liabilities
--------------------------------------------------------------------------------
 7   Statement of Operations
--------------------------------------------------------------------------------
 8   Statement of Changes in Net Assets
--------------------------------------------------------------------------------
 9   Financial Highlights
--------------------------------------------------------------------------------
10   Notes to Financial Statements
--------------------------------------------------------------------------------
GOVERNMENT INCOME PORTFOLIO
12   Portfolio of Investments
--------------------------------------------------------------------------------
13   Statement of Assets and Liabilities
     Statement of Operations
--------------------------------------------------------------------------------
14   Statement of Changes in Net Assets
     Financial Highlights
--------------------------------------------------------------------------------
15   Notes to Financial Statements
--------------------------------------------------------------------------------

Remember that Mutual Fund Shares:
o  Are not bank deposits or FDIC insured
o Are not obligations of or guaranteed by Citibank or Citicorp Investment Services o Are subject to investment risks, including possible loss of the principal amount invested
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 MARKET ENVIRONMENT

     The first half of 1997 represented one of the most interesting periods in recent memory for the U.S. financial markets. The economy continued to grow with few signs of inflation, marking the sixth year in what is becoming one of the longest expansions in the post-World War II era. As measured by the Dow Jones Industrial Average, the stock market gained more than 1,100 points for its best six-month performance in 10 years. The bond market also provided positive total rates of return as yields of long-term U.S. Treasury bonds ended the period at 6.78% despite a one-quarter point increase in the federal funds rate, a key short-term interest rate set by the Federal Reserve Board.

     When examined more closely, however, the general uptrend reveals a considerable amount of volatility. The economy, for example, grew at a torrid 5.9% rate during the first three months of the year when consumer spending and winter temperatures both remained unexpectedly high. As a result, fixed-income investors became concerned early in the year that the economy was growing too fast, posing an inflation threat, and yields on short-to-intermediate-term bonds rose by about one-half a percentage point. The Federal Reserve Board, apparently agreeing that inflation might become an issue, tightened monetary policy modestly to curtail economic growth.

     Yet, inflation concerns proved to be short-lived as a conspicuous lack of inflationary pressures on consumer and wholesale prices encouraged fixed-income investors to get back in the market. Yields quickly fell, ending the period just slightly above the levels at which they started the year.

--------------------------------------------------------------------------------
 FUND SNAPSHOT

COMMENCEMENT OF OPERATIONS
September 8, 1986

NET ASSETS AS OF 6/30/97
$23.0 million

FUND OBJECTIVE
To generate current income and preserve the value of its shareholders' investment.

DIVIDENDS
Paid monthly, if any

CAPITAL GAINS
Paid annually, if any

BENCHMARKS
o Lipper Short U.S. Government Funds Average
o Lehman 1-3 Year U.S. Government Index

INVESTMENT ADVISER,
GOVERNMENT INCOME PORTFOLIO
Citibank, N.A.

--------------------------------------------------------------------------------
 PORTFOLIO MANAGER

DENISE GUETTA
Vice President, Citibank NA

     Ms. Guetta has served as manager of the U.S. Government Income Portfolio since April 1997. Ms. Guetta is a Senior Portfolio Manager responsible for managing institutional liquidity and short-duration portfolios. Ms. Guetta has over ten years investment experience. Prior to joining Citibank in 1996, she was a portfolio manager at Fischer Francis Trees and Watts, Inc. managing leveraged risk positions in the U.S. Treasury and Canadian Markets. She began her career as an account executive at Drexel Burnham Lambert, Inc. managing fixed income and equity portfolios.

--------------------------------------------------------------------------------
 THE PORTFOLIO MANAGER RESPONDS

     We actively managed the Portfolio during the period by adjusting its average duration (a measure of sensitivity to interest-rate changes) and its sector rotation (the mix of fixed-income asset types) within the constraints of our investment policies. We began the year with a neutral duration but lengthened to the long side of neutral in January in anticipation of a slow-down in economic growth. That slow-down began to occur during the second quarter of the year, and we ended the period with an average duration of about 1.8 years, somewhat longer than neutral.

     While the Portfolio is composed 100% of U.S. government securities, we were able to increase our holdings of mortgage-backed securities issued and guaranteed by the Government National Mortgage Association (GNMA), a government-owned corporation, to about 19% of the Portfolio. The remainder of the Portfolio was invested in U.S. Treasury securities comprised primarily of notes in the one and one-half to three-year range.

--------------------------------------------------------------------------------
 QUOTES FROM THE PORTFOLIO MANAGER

"Bond yields rose nearly 50 basis points in February because of stronger-than-expected economic growth and fear that the Federal Reserve would tighten monetary policy."

"GNMA mortgage-backed securities performed well during the period, helping us boost the Portfolio's return incrementally."

"We expect interest rates to remain stable with a downward bias over the next several months, but we may see fluctuations to higher rates temporarily."

--------------------------------------------------------------------------------
 STRATEGY AND OUTLOOK

     We are optimistic about the longer term prospects for U.S. government securities. While we expect interest rates to decline modestly over time, we would not be surprised to see short-lived spikes in yield caused by economic data that does not conform to the general consensus opinion. In our view, any temporary increases in yields should be viewed as an opportunity to buy bonds inexpensively.

     In addition, the U.S. government appears to be making progress toward a balanced budget, which reduces the need to borrow in the public markets through the issuance of U.S. government securities. We expect this relative lack of supply to be accompanied by steady demand for the most creditworthy investments in the world from overseas investors in Europe and Asia.

     This combination of modest economic growth, low inflation, limited supply and steady demand should be good for investors in U.S. government securities. Accordingly, we are maintaining our slightly above-neutral average duration, but we will be ready to lengthen further within the permitted range as opportunities to do so present themselves. Furthermore, we will continue to shift assets between GNMA mortgage-backed securities and U.S. Treasury securities as market conditions change.

--------------------------------------------------------------------------------
 FUND DATA All Periods Ended June 30, 1997 (unaudited)

                                                                           TOTAL RETURNS
                                                      ---------------------------------------------------
                                                        SIX           ONE           FIVE            TEN
                                                      MONTHS**        YEAR          YEARS*         YEARS*
                                                      --------        ----          ------         ------
Landmark U.S. Government Income Fund
 without Sales Charge ..........................         2.61%         5.88%          4.80%         6.86%
Lipper Short U.S. Government Funds Average .....         2.54%         6.04%          4.74%         6.40%
Lehman 1-3 Year U.S. Government Index ..........         2.88%         6.59%          5.54%         7.29%
Landmark U.S. Government Income Fund
 with Maximum Sales Charge of 1.50% ............         1.07%         4.29%          4.49%         6.70%

 * Average Annual Total Return.
** Not Annualized.

30-Day SEC Yield            5.25%
Income Dividends Per Share $0.246

--------------------------------------------------------------------------------
 PERFORMANCE HIGHLIGHTS

A $10,000 investment in the Fund made on inception date would have grown to $19,122 with sales charge (as of 6/30/97). The graph shows how this compares to our benchmarks over the same period.

The graph includes the initial sales charge on the Fund (no comparable charge exists for the other indices) and assumes all dividends and distributions from the Fund are reinvested at Net Asset Value.

                              US GOVT. INCOME FUND

              Landmark U.S.  Landmark U.S.
               Government      Government                      Lehman 1-3 Yr.
              Income Fund -  Income Fund -    Lipper Short     US Government
              Without Sales    With Sales   U.S. Government        Index
                 Charge          Charge      Funds Average       (unmanaged)
              -------------  ------------    -------------    --------------
Jun-87          $10,000         $9,850          $10,000          $10,000
Jul-87           $9,995         $9,845          $10,027          $10,055
Aug-87           $9,956         $9,807          $10,022          $10,070
Sep-87           $9,744         $9,598           $9,940          $10,033
Oct-87          $10,056         $9,905          $10,161          $10,236
Nov-87          $10,117         $9,965          $10,222          $10,303
Dec-87          $10,244        $10,091          $10,299          $10,373
Jan-88          $10,575        $10,416          $10,517          $10,528
Feb-88          $10,716        $10,555          $10,619          $10,618
Mar-88          $10,619        $10,460          $10,608          $10,640
Apr-88          $10,591        $10,432          $10,611          $10,652
May-88          $10,550        $10,392          $10,593          $10,646
Jun-88          $10,730        $10,569          $10,712          $10,752
Jul-88          $10,689        $10,529          $10,714          $10,758
Aug-88          $10,671        $10,511          $10,730          $10,785
Sep-88          $10,843        $10,680          $10,868          $10,910
Oct-88          $10,968        $10,804          $10,983          $11,020
Nov-88          $10,878        $10,715          $10,938          $10,992
Dec-88          $10,884        $10,721          $10,957          $11,016
Jan-89          $11,022        $10,857          $11,053          $11,103
Feb-89          $10,918        $10,754          $11,048          $11,105
Mar-89          $10,955        $10,791          $11,091          $11,151
Apr-89          $11,145        $10,978          $11,241          $11,333
May-89          $11,409        $11,238          $11,409          $11,493
Jun-89          $11,701        $11,526          $11,617          $11,707
Jul-89          $11,926        $11,747          $11,782          $11,879
Aug-89          $11,702        $11,526          $11,698          $11,809
Sep-89          $11,734        $11,558          $11,756          $11,877
Oct-89          $12,065        $11,884          $11,946          $12,061
Nov-89          $12,172        $11,989          $12,045          $12,170
Dec-89          $12,191        $12,008          $12,092          $12,216
Jan-90          $11,976        $11,796          $12,074          $12,229
Feb-90          $11,989        $11,809          $12,130          $12,294
Mar-90          $11,973        $11,793          $12,166          $12,331
Apr-90          $11,778        $11,601          $12,179          $12,361
May-90          $12,169        $11,986          $12,361          $12,551
Jun-90          $12,378        $12,192          $12,487          $12,683
Jul-90          $12,555        $12,367          $12,633          $12,836
Aug-90          $12,373        $12,187          $12,653          $12,882
Sep-90          $12,471        $12,284          $12,747          $12,984
Oct-90          $12,638        $12,448          $12,877          $13,128
Nov-90          $12,925        $12,731          $13,018          $13,256
Dec-90          $13,154        $12,956          $13,164          $13,412
Jan-91          $13,303        $13,104          $13,284          $13,538
Feb-91          $13,379        $13,178          $13,360          $13,625
Mar-91          $13,431        $13,230          $13,433          $13,716
Apr-91          $13,565        $13,361          $13,557          $13,848
May-91          $13,634        $13,429          $13,634          $13,931
Jun-91          $13,577        $13,373          $13,663          $13,982
Jul-91          $13,784        $13,577          $13,795          $14,103
Aug-91          $14,110        $13,898          $13,990          $14,296
Sep-91          $14,455        $14,238          $14,152          $14,447
Oct-91          $14,591        $14,372          $14,296          $14,603
Nov-91          $14,669        $14,449          $14,432          $14,754
Dec-91          $14,969        $14,744          $14,675          $14,978
Jan-92          $14,868        $14,645          $14,588          $14,959
Feb-92          $14,937        $14,713          $14,550          $15,004
Mar-92          $14,912        $14,689          $14,466          $14,999
Apr-92          $14,999        $14,774          $14,584          $15,136
May-92          $15,196        $14,968          $14,738          $15,276
Jun-92          $15,354        $15,124          $14,891          $15,431
Jul-92          $15,551        $15,318          $15,070          $15,608
Aug-92          $15,654        $15,419          $15,193          $15,734
Sep-92          $15,792        $15,555          $15,318          $15,882
Oct-92          $15,644        $15,409          $15,198          $15,792
Nov-92          $15,625        $15,390          $15,174          $15,768
Dec-92          $15,800        $15,563          $15,320          $15,915
Jan-93          $16,011        $15,771          $15,513          $16,082
Feb-93          $16,168        $15,926          $15,660          $16,211
Mar-93          $16,225        $15,982          $15,710          $16,261
Apr-93          $16,325        $16,080          $15,798          $16,360
May-93          $16,273        $16,029          $15,779          $16,321
Jun-93          $16,452        $16,206          $15,926          $16,443
Jul-93          $16,444        $16,198          $15,969          $16,479
Aug-93          $16,685        $16,435          $16,125          $16,616
Sep-93          $16,752        $16,501          $16,170          $16,669
Oct-93          $16,789        $16,537          $16,198          $16,706
Nov-93          $16,707        $16,456          $16,151          $16,709
Dec-93          $16,761        $16,509          $16,209          $16,776
Jan-94          $16,862        $16,609          $16,319          $16,880
Feb-94          $16,675        $16,425          $16,184          $16,777
Mar-94          $16,480        $16,232          $16,017          $16,692
Apr-94          $16,356        $16,111          $15,903          $16,628
May-94          $16,389        $16,143          $15,875          $16,651
Jun-94          $16,387        $16,141          $15,873          $16,693
Jul-94          $16,558        $16,310          $16,002          $16,843
Aug-94          $16,592        $16,343          $16,039          $16,899
Sep-94          $16,503        $16,255          $15,982          $16,860
Oct-94          $16,519        $16,271          $15,992          $16,899
Nov-94          $16,429        $16,182          $15,928          $16,828
Dec-94          $16,473        $16,226          $15,963          $16,860
Jan-95          $16,720        $16,470          $16,161          $17,089
Feb-95          $16,951        $16,696          $16,392          $17,322
Mar-95          $17,038        $16,783          $16,477          $17,419
Apr-95          $17,216        $16,958          $16,619          $17,574
May-95          $17,612        $17,348          $16,947          $17,874
Jun-95          $17,701        $17,435          $17,031          $17,971
Jul-95          $17,681        $17,416          $17,052          $18,042
Aug-95          $17,807        $17,540          $17,176          $18,151
Sep-95          $17,897        $17,629          $17,274          $18,240
Oct-95          $18,043        $17,772          $17,428          $18,391
Nov-95          $18,226        $17,953          $17,595          $18,547
Dec-95          $18,365        $18,089          $17,741          $18,688
Jan-96          $18,494        $18,217          $17,869          $18,847
Feb-96          $18,341        $18,066          $17,787          $18,774
Mar-96          $18,264        $17,990          $17,765          $18,759
Apr-96          $18,224        $17,951          $17,769          $18,777
May-96          $18,222        $17,948          $17,790          $18,819
Jun-96          $18,335        $18,060          $17,909          $18,956
Jul-96          $18,395        $18,119          $18,014          $19,524
Aug-96          $18,435        $18,159          $18,062          $19,596
Sep-96          $18,593        $18,314          $18,217          $19,775
Oct-96          $18,809        $18,527          $18,409          $19,998
Nov-96          $18,949        $18,664          $18,552          $20,146
Dec-96          $18,919        $18,635          $18,546          $20,150
Jan-97          $19,020        $18,735          $18,634          $20,247
Feb-97          $19,062        $18,776          $18,682          $20,295
Mar-97          $19,004        $18,719          $18,648          $20,279
Apr-97          $19,167        $18,879          $18,785          $20,445
May-97          $19,290        $19,000          $18,895          $20,589
Jun-97          $19,413        $19,122          $18,995          $20,731

Notes: All Fund performance numbers represent past performance, and are no guarantee of future results. The Fund's share price and investment return will fluctuate, so that the value of an investor's shares, when redeemed, may be worth more or less than their original cost. Total returns include change in share price and reinvestment of dividends and distributions, if any. Total return figures "with sales charge" are provided in accordance with SEC guidelines for comparative purposes for prospective investors.

 Landmark U.S. Government Income Fund
--------------------------------------------------------------------------------
 STATEMENT OF ASSETS AND LIABILITIES June 30, 1997 (unaudited)

ASSETS:
Investment in Government Income Portfolio, at value (Note 1A) ...............................      $22,916,173
Receivable for shares of beneficial interest sold ...........................................           83,275
Receivable from the Administrator ...........................................................           56,467
                                                                                                   -----------
 Total assets ...............................................................................       23,055,915
                                                                                                   -----------

LIABILITIES:
Payable for shares of beneficial interest repurchased .......................................           10,019
Payable to affiliates--Shareholder servicing agents' fees (Note 2B) ..........................           4,813
Accrued expenses and other liabilities ......................................................           39,302
                                                                                                   -----------
 Total liabilities ..........................................................................           54,134
                                                                                                   -----------

NET ASSETS for 2,408,985 shares of beneficial interest outstanding ..........................      $23,001,781
                                                                                                   ===========

NET ASSETS CONSIST OF:
Paid-in capital .............................................................................      $25,850,757
Accumulated net realized loss ...............................................................      (2,535,068)
Unrealized depreciation .....................................................................        (338,488)
Undistributed net investment income .........................................................           24,580
                                                                                                   -----------
 Total ......................................................................................      $23,001,781
                                                                                                   ===========

NET ASSET VALUE AND REDEMPTION PRICE PER SHARE OF BENEFICIAL INTEREST .......................            $9.55
                                                                                                         =====

COMPUTATION OF OFFERING PRICE:
Maximum Offering Price per share based on a 1.50% sales charge ($9.55/0.985) ................            $9.70
                                                                                                         =====

See notes to financial statements

 Landmark U.S. Government Income Fund
--------------------------------------------------------------------------------
 STATEMENT OF OPERATIONS
 For the Six Months Ended June 30, 1997 (unaudited)

INVESTMENT INCOME (Note 1B):
Interest Income from Government Income Portfolio ..........................     $755,722
Allocated Expenses from Government Income Portfolio .......................     (44,134)
                                                                                --------
 Net investment income from Government Income Portfolio ...................                          $ 711,588

EXPENSES:
Shareholder Servicing Agents' fees (Note 2B) ..............................       31,511
Administrative fees (Note 2A) .............................................       31,511
Distribution fees (Note 3) ................................................       18,907
Shareholder reports .......................................................       11,291
Legal fees ................................................................       10,507
Auditing fees .............................................................        6,700
Custodian fees ............................................................        5,250
Transfer agent fees .......................................................        5,000
Trustees' fees ............................................................        4,232
Miscellaneous .............................................................        2,559
                                                                                --------
 Total expenses ...........................................................      127,468
Less aggregate amount waived by Administrator and Distributor
  (Notes 2A and 3) ........................................................      (50,418)
 Expenses Assumed by the Administrator (Note 6) ...........................      (20,329)
                                                                                --------
 Net expenses .............................................................                             56,721
                                                                                                     ---------
 Net investment income ....................................................                            654,867
                                                                                                     ---------

NET REALIZED AND UNREALIZED GAIN (LOSS) FROM GOVERNMENT INCOME PORTFOLIO:
Net realized loss .........................................................                            (18,614)
Net change in unrealized appreciation (depreciation) ......................                             (6,443)
                                                                                                      --------
 Net realized and unrealized gain (loss) from Government Income Portfolio .                            (25,057)
                                                                                                      ---------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ......................                          $ 629,810
                                                                                                     =========

See notes to financial statements

 Landmark U.S. Government Income Fund
--------------------------------------------------------------------------------------------------------
 STATEMENT OF CHANGES IN NET ASSETS

                                                                        SIX MONTHS
                                                                          ENDED             YEAR ENDED
                                                                      JUNE 30, 1997        DECEMBER 31,
                                                                       (UNAUDITED)             1996
                                                                       -----------         ------------
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS:
Net investment income .......................................         $   654,867           $ 1,574,370
Net realized loss ...........................................             (18,614)             (451,894)
Net change in unrealized appreciation (depreciation) ........              (6,443)             (298,599)
                                                                      -----------           -----------

 Net increase in net assets resulting from operations .......             629,810               823,877
                                                                      -----------           -----------

DISTRIBUTION TO SHAREHOLDERS FROM:
Net investment income .......................................            (651,828)           (1,571,638)
                                                                      -----------           -----------

TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST (Note 5):
Net proceeds from sale of shares ............................             438,101             1,803,128
Net asset value of shares issued to shareholders
 from reinvestment of dividends .............................             646,220             1,549,810
Cost of shares repurchased ..................................          (4,804,902)          (11,186,181)
                                                                      -----------           -----------
Net decrease in net assets from transactions in shares of
 beneficial interest ........................................          (3,720,581)           (7,833,243)
                                                                      -----------           -----------
NET DECREASE IN NET ASSETS ..................................          (3,742,599)           (8,581,004)

NET ASSETS:
Beginning of period .........................................          26,744,380            35,325,384
                                                                      -----------           -----------

End of period (including undistributed net investment
 income of $24,580 and $21,541, respectively) ...............         $23,001,781           $26,744,380
                                                                      ===========           ===========

See notes to financial statements

 Landmark U.S. Government Income Fund
-----------------------------------------------------------------------------------------------------------------------------------
 FINANCIAL HIGHLIGHTS

                                                                                                  FOUR MONTHS
                                                        SIX MONTHS                                    ENDED           YEAR ENDED
                                                           ENDED        YEAR ENDED DECEMBER 31,    DECEMBER 31,       AUGUST 31,
                                                       JUNE 30, 1997 -----------------------------    1993++     ------------------
                                                        (UNAUDITED)   1996        1995     1994++    (NOTE 1F)   1993++      1992++
                                                        -----------  -------    -------    -------   ---------   -------    -------
Net Asset Value, beginning
 of period ............................................   $  9.55    $  9.78    $  9.28    $  9.91    $ 10.01    $  9.85    $  9.42
                                                          -------    -------    -------    -------    -------    -------    -------
Income From Operations:
Net investment income .................................     0.249      0.516      0.543      0.466      0.183      0.448      0.591
Net realized and unrealized gain
 (loss)                                                    (0.003)    (0.232)     0.500     (0.635)    (0.138)     0.183      0.413
                                                          -------    -------    -------    -------    -------    -------    -------
 Total from operations ................................     0.246      0.284      1.043     (0.169)     0.045      0.631      1.004
                                                          -------    -------    -------    -------    -------    -------    -------
Less Distributions From:
 Net investment income ................................    (0.246)    (0.514)    (0.543)    (0.461)    (0.145)    (0.464)    (0.574)
 In excess of net investment income ...................      --         --         --         --         --       (0.007)      --
                                                          -------    -------    -------    -------    -------    -------    -------
 Total from distributions .............................    (0.246)    (0.514)    (0.543)    (0.461)    (0.145)    (0.471)    (0.574)
                                                          -------    -------    -------    -------    -------    -------    -------
Net Asset Value, end of period ........................   $  9.55    $  9.55    $  9.78    $  9.28    $  9.91    $ 10.01    $  9.85
                                                          =======    =======    =======    =======    =======    =======    =======

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted) .............   $23,002    $26,744    $35,325    $52,933    $79,306    $82,114    $56,159
Ratio of expenses to average net assets .................   0.80%(A)+  0.80%(A)   0.80%(A)   0.80%(A)   0.80%+      0.80      0.51%
Ratio of net investment income to average net assets ....   5.20%+     5.31%      5.38%      4.72%      4.34%+     4.46%      6.03%
Portfolio turnover (B) ..................................    --        --         --           22%        26%       111%       161%
Total return ............................................   2.61%**    3.02%     11.48%      (1.72)%    0.45%**    6.59%     10.94%

   Note: If Agents of the Fund for the periods indicated and Agents of Government Income Portfolio for the periods after May 1, 1994 had not voluntarily waived a portion of their fees and assumed Fund expenses, the net investment income per share and the ratios would have been as follows:
Net investment income per share .........................  $0.219     $0.460     $0.499     $0.421     $0.164     $0.400     $0.503
Ratios:
Expenses to average net assets ..........................   1.36%(A)+  1.38%(A)   1.23%(A)   1.26%(A)   1.27%+     1.27%       1.41%
Net investment income to average net assets .............   4.63%+     4.73%      4.95%      4.26%      3.88%+     3.98%       5.13%
 ** Not annualized
  + Annualized
(A) Includes the Fund's share of Government Income Portfolio allocated expenses for the periods subsquent to May 1, 1994.
(B) Portfolio turnover represents the rate of portfolio activity for the period while the Fund was making investments directly in securities. The portfolio turnover rate for the period since the Fund transferred all of its investable assets to the Portfolio is shown in the Portfolio's financial statements which are included elsewhere in this report.
 ++ On May 1, 1994, the Fund began investing all its investable assets in Government Income Portfolio.

See notes to financial statements

 Landmark U.S. Government Income Fund
--------------------------------------------------------------------------------
 NOTES TO FINANCIAL STATEMENTS (unaudited)

(1) SIGNIFICANT ACCOUNTING POLICIES
The Landmark U.S. Government Income Fund (the "Fund") is a separate diversified series of Landmark Fixed Income Funds (the "Trust"), a Massachusetts business trust. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end, management investment company. The Fund invests all of its investable assets in Government Income Portfolio (the "Portfolio"), a management investment company for which Citibank, N.A. ("Citibank") serves as Investment Adviser. Landmark Funds Broker-Dealer Services, Inc. ("LFBDS") acts as the Trust's Administrator and Distributor. Citibank also serves as Sub-Administrator and makes Fund shares available to customers as Shareholder Servicing Agent.

The Trust seeks to achieve the Fund's investment objective to provide shareholders with monthly dividends, as well as to protect the value of the investment of shareholders by investing all of its investable assets in the Portfolio, an open-end, diversified management investment company having the same investment objective and policies and substantially the same investment restrictions as the Fund. The value of such investment reflects the Fund's proportionate interest (42.0% at June 30, 1997) in the net assets of the Portfolio.

The financial statements of the Portfolio, including the portfolio of investments, are contained elsewhere in this report and should be read in conjunction with the Fund's financial statements.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosure in the financial statements. Actual results could differ from those estimates.

The Fund has approval to issue Class A and Class B shares as described more fully in the Fund's prospectus. No Class B shares have yet to be offered, therefore the information presented in these financial statements relates solely to Class A shares.

The significant accounting policies consistently followed by the Fund are as follows:

A. INVESTMENT VALUATION -- Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio's Notes to Financial Statements, which are included elsewhere in this report.

 B. INVESTMENT INCOME -- The Fund earns income, net of Portfolio expenses, daily based on its investment in the Portfolio.

C. FEDERAL TAXES -- The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders all of its taxable income, including any net realized gain on investment transactions. Accordingly, no provision for federal income or excise tax is necessary. At December 31, 1996, the Fund, for federal income tax purposes, had a capital loss carryover of $2,438,711, of which $1,741,548 will expire on December 31, 2002, $329,508 will expire on December 31, 2003 and $367,655 will expire on December 31, 2004. Such capital loss carryover will reduce the Fund's taxable income arising from future net realized capital gain on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax.

D. EXPENSES -- The Fund bears all costs of its operations other than expenses specifically assumed by Citibank and LFBDS. Expenses incurred by the Trust with respect to any two or more funds or series are allocated in proportion to the average net assets of each fund, except when allocations of direct expenses to each fund can otherwise be made fairly. Expenses directly attributable to a fund are charged to that fund. The Fund's share of the Portfolio's expenses are charged against and reduce the amount of the Fund's investment in the Portfolio.

E. DISTRIBUTIONS -- Distributions to shareholders are recorded on ex-dividend date. The amount and character of income and net realized gains to be distributed are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles. These differences are attributable to permanent book and tax accounting differences.

Reclassifications are made to the Fund's capital accounts to reflect income and net realized gains available for distribution (or available capital loss carryovers) under income tax rules and regulations. For the year ended December 31, 1996, the fund reclassified $850,330 to accumulated net realized loss on investments from paid-in capital.

F. CHANGE IN FISCAL YEAR END -- Effective September 1, 1993, the Fund changed its fiscal year end from August 31 to December 31.

G. OTHER -- All the net investment income and realized and unrealized gain and loss of the Portfolio is allocated pro rata, based on respective ownership interests, among the Fund and the other investors in the Portfolio at the time of such determination. Investment transactions are accounted for on a trade date basis.

(2) ADMINISTRATIVE SERVICES PLAN
The Trust has adopted an Administrative Services Plan which provides that the Trust, on behalf of the Fund, may obtain the services of an Administrator, one or more Shareholder Servicing Agents and other Servicing Agents and may enter into agreements providing for the payment of fees for such services. Under the Trust Administrative Services Plan, the aggregate of the fees paid to the Administrator from the Fund, the fees paid to the Shareholder Servicing Agents from the Fund under such Plan and the Basic Distribution Fee paid from the Fund to the Distributor under the Distribution Plan may not exceed 0.65% of the Fund's average daily net assets on an annualized basis for the Fund's then-current fiscal year.

A. ADMINISTRATIVE FEES -- Under the terms of an Administrative Services Agreement, the administrative fees paid to the Administrator, as compensation for overall administrative services and general office facilities, may not exceed an annual rate of 0.25% of the Fund's average daily net assets. The Administrative fees amounted to $31,511, all of which was voluntarily waived for the six months ended June 30, 1997, Citibank acts as Sub-Administrator and performs such duties and receives such compensation from LFBDS as from time to time is agreed to by LFBDS and Citibank. The Fund pays no compensation directly to any Trustee or any officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Fund from the Administrator or its affiliates. Certain of the officers and a Trustee of the Fund are officers or directors of the Administrator or its affiliates.

B. SHAREHOLDER SERVICING AGENTS' FEES -- The Trust, on behalf of the Fund, has entered into shareholder servicing agreements with each Shareholder Servicing Agent pursuant to which that Shareholder Servicing Agent acts as an agent for its customers and provides other related services. For their services, each Shareholder Servicing Agent receives fees from the Fund, which may be paid periodically, which may not exceed, on an annualized basis, an amount equal to 0.25% of the average daily net assets of the Fund represented by shares owned during the period for which payment is being made by investors for whom such Shareholder Servicing Agent maintains a servicing relationship. Shareholder Servicing Agents fees amounted to $31,511, for the six months ended June 30, 1997.

(3) DISTRIBUTION FEES
The Trust has adopted a Plan of Distribution pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended, in which the Fund compensates the Distributor at an annual rate not to exceed 0.15% of the Fund's average daily net assets. The Distribution fees amounted to $18,907, all of which was voluntarily waived for the six months ended June 30, 1997. The Distributor may also receive an additional fee from the Fund not to exceed 0.05% of the Fund's average daily net assets in anticipation of, or as reimbursement for, advertising expenses incurred by the Distributor in connection with the sale of shares of the Fund. No payment of such additional fees has been made during the period.

(4) INVESTMENT TRANSACTIONS
Increases and decreases in the Fund's investment in the Portfolio for the six months ended June 30, 1997, aggregated $444,963 and $5,068,210, respectively.

(5) SHARES OF BENEFICIAL INTEREST
The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Transactions in shares of beneficial interest were as follows:

                                                  SIX MONTHS
                                                     ENDED         YEAR ENDED
                                                 JUNE 30, 1997    DECEMBER 31,
                                                  (UNAUDITED)         1996
                                                 -------------    ------------
Shares sold ....................................     45,909           187,460
Shares issued to shareholders from reinvestment
 of dividends ..................................     67,871           161,737
Shares repurchased .............................   (504,344)       (1,160,835)
                                                   --------        ----------
Net decrease ...................................   (390,564)         (811,638)
                                                   ========        ==========

(6) ASSUMPTION OF EXPENSES
LFBDS has voluntarily agreed to pay a portion of the expenses of the Fund for the six months ended June 30, 1997, which amounted to $20,329.

 Government Income Portfolio
--------------------------------------------------------------------------------
 PORTFOLIO OF INVESTMENTS June 30, 1997 (unaudited)

                                 PRINCIPAL
                                  AMOUNT
ISSUER                       (000'S OMITTED)   VALUE
--------------------------------------------------------------------------------
 GOVERNMENT NATIONAL
 MORTGAGE ASSOCIATION--18.7%
6.50%, 2009 .............        $  249   $   245,799
6.50%, 2011 .............         4,343     4,284,513
6.50%, 2019 .............         1,319     1,281,614
7.00%, 2008 .............         1,837     1,821,582
7.25%, 2022 .............           993       995,245
8.00%, 2006 .............           210       215,559
8.00%, 2007 .............           206       212,359
8.00%, 2017 .............           477       494,445
8.00%, 2021 .............           215       221,191
8.00%, 2022 .............           164       168,987
9.50%, 2016 .............             2         2,614
9.50%, 2017 .............            55        59,630
9.50%, 2018 .............            43        47,017
9.50%, 2019 .............            64        69,140
9.50%, 2020 .............            52        56,231
                                          -----------
                                           10,175,926
                                          -----------

 U.S. GOVERNMENT
 OBLIGATIONS--75.5%
United States Treasury Notes,
 5.125% due 02/28/98 ....         8,000     7,970,000
 6.125% due 05/15/98 ....         8,000     8,023,760
 5.375% due 05/31/98 ....         1,675     1,668,988
 5.75% due 12/31/98 .....         6,000     5,982,180
 5.875% due 01/31/99 ....         3,000     2,993,910
 6.375% due 05/15/99 ....         6,450     6,482,250
 6.875% due 03/31/00 ....         7,425     7,545,656
                                          -----------
                                           40,666,744
                                          -----------
United States Treasury Bond,
 6.75% due 08/15/26 .....           500       494,845
                                          -----------
Total U.S. Government Obligations          41,161,589
                                          -----------

 SHORT-TERM OBLIGATIONS--4.8%
Merrill United States
 Government Repurchase Agreement
 5.750% due 07/01/97 proceeds at
 maturity $2,656,424
 (collateralized by $4,075,000
 U.S. Government National Strip
 due 11/15/03) ..........                 $ 2,656,000
                                          -----------

TOTAL INVESTMENTS
 (Identified Cost
   $54,622,971) .........   99.0%          53,993,515
OTHER ASSETS
 LESS LIABILITIES .......    1.0              532,544
                           -----          -----------
NET ASSETS ..............  100.0%         $54,526,059
                           =====          ===========

See notes to financial statements

 Government Income Portfolio
--------------------------------------------------------------------------------
 STATEMENT OF ASSETS AND LIABILITIES June 30, 1997 (unaudited)

ASSETS:
Investments at value (Note 1A) (Identified Cost, $54,622,971) ...    $53,993,515
Cash ............................................................            694
Interest receivable .............................................        540,595
Receivable for investments sold .................................          7,237
                                                                     -----------
 Total assets ...................................................     54,542,041
                                                                     -----------

LIABILITIES:
Payable to affiliates--Investment advisory fees (Note 2) ........         15,982
                                                                     -----------
NET ASSETS ......................................................    $54,526,059
                                                                     ===========

REPRESENTED BY:
Paid-in capital for beneficial interests ........................    $54,526,059
                                                                     ===========

See notes to financial statements

 Government Income Portfolio
--------------------------------------------------------------------------------
 STATEMENT OF OPERATIONS
 For the Six Months Ended June 30, 1997 (unaudited)

INTEREST INCOME (Note 1B): ............................................                             $1,704,750

EXPENSES:
Investment advisory fees (Note 2) .....................................         $ 99,554
Administrative fees (Note 3) ..........................................           14,222
Expense fees (Note 6) .................................................            3,000
                                                                                --------
 Total expenses .......................................................          116,776

Less aggregate amount waived by the Investment Adviser and
 Administrator (Note 2 and Note 3) ....................................          (17,222)
                                                                                --------
Net expense ...........................................................                                 99,554
                                                                                                    ----------
 Net investment income ................................................                              1,605,196
                                                                                                    ----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized loss from investment transactions and futures contracts ..                                (32,534)
Unrealized appreciation (depreciation) of investments--
 Beginning of period ..................................................         (626,543)
 End of period ........................................................         (629,456)
                                                                                --------
 Net change in unrealized appreciation (depreciation) of investments ..                                 (2,913)
                                                                                                    ----------
 Net realized and unrealized loss on investments ......................                                (35,447)
                                                                                                    ----------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ..................                             $1,569,749
                                                                                                    ==========

See notes to financial statements

 Government Income Portfolio
--------------------------------------------------------------------------------
 STATEMENT OF CHANGES IN NET ASSETS

                                                                       SIX MONTHS ENDED
                                                                        JUNE 30, 1997           YEAR ENDED
                                                                         (UNAUDITED)         DECEMBER 31, 1996
                                                                       ----------------      ----------------
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS:
Net investment income ................................................. $ 1,605,196            $ 3,250,815
Net realized loss on investment transactions ..........................     (32,534)              (673,824)
Net change in unrealized appreciation (depreciation) of investments ...      (2,913)              (682,218)
                                                                        -----------            -----------
 Net increase (decrease) in net assets resulting from operations ......   1,569,749              1,894,773
                                                                        -----------            -----------

CAPITAL TRANSACTIONS:
Proceeds from contributions ...........................................  12,487,318             26,210,981
Value of withdrawals .................................................. (13,029,825)           (27,752,230)
                                                                        -----------            -----------
 Net decrease in net assets from capital transactions .................    (542,507)            (1,541,249)
                                                                        -----------            -----------
NET INCREASE IN NET ASSETS: ...........................................   1,027,242                353,524
NET ASSETS:
Beginning of period ...................................................  53,498,817             53,145,293
                                                                        -----------            -----------
End of period ......................................................... $54,526,059            $53,498,817
                                                                        ===========            ===========
See notes to financial statements

 Government Income Portfolio
--------------------------------------------------------------------------------
 FINANCIAL HIGHLIGHTS

                                                                                                                   FOR THE PERIOD
                                                                         SIX MONTHS                                 MAY 1, 1994
                                                                            ENDED      YEAR ENDED DECEMBER 31,    (COMMENCMENT OF
                                                                       JUNE 30, 1997   -----------------------     OPERATIONS) TO
                                                                        (UNAUDITED)      1996       1995         DECEMBER 31, 1994
                                                                        -----------      ----       ----         -----------------
RATIOS/SUPPLEMENTAL DATA:
Net Assets, end of period (000's omitted) .............................   $54,526       $53,499     $53,145          $55,673
Ratio of expenses to average net assets ...............................     0.35%*        0.35%       0.36%            0.43%*
Ratio of net investment income to average net assets ..................     5.83%*        5.75%       5.80%            5.27%*
Portfolio turnover ....................................................        6%          100%        284%              40%
Note: If Agents of the Portfolio had not  voluntarily waived a portion of their fees during the periods indicated, the ratios would have been as follows:

RATIOS:
Expenses to average net assets ........................................     0.42%*        0.40%       0.40%             0.44%*
Net investment income to average net assets ...........................     5.76%*        5.70%       5.76%             5.26%*
* Annualized

See notes to financial statements

 Government Income Portfolio
--------------------------------------------------------------------------------
 NOTES TO FINANCIAL STATEMENTS (unaudited)

(1) SIGNIFICANT ACCOUNTING POLICIES
Government Income Portfolio (the "Portfolio"), a separate series of The Premium Portfolios (the "Portfolio Trust"), is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company which was organized as a trust under the laws of the State of New York. The Declaration of Trust permits the Trustees to issue beneficial interests in the Portfolio. The Investment Adviser of the Portfolio is Citibank, N.A. ("Citibank"). Signature Financial Group (Grand Cayman), Ltd. ("SFG") acts as the Portfolio's Administrator.

The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts to and disclosure in the financial statements. Actual results could differ from those estimates.

The significant accounting policies consistently followed by the Portfolio are as follows:

A. INVESTMENT SECURITY VALUATIONS -- Debt securities (other than short-term obligations maturing in 60 days or less) are valued on the basis of valuations furnished by pricing services approved by the Board of Trustees, which take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, and other market data, without exclusive reliance on quoted prices or exchange or over-the counter prices. Short-term obligations maturing in 60 days or less are valued at amortized cost, which approximates market value. Securities, if any, for which there are no such valuations or quotations are valued at fair value as determined in good faith by or under guidelines established by the Trustees.

B. INCOME -- Interest income consists of interest accrued and discount earned, adjusted for amortization of premium or discount on long-term debt securities when required for U.S. federal income tax purposes. Gain and loss from principal paydowns are recorded as income.

C. U.S. FEDERAL INCOME TAXES -- The Portfolio is considered a partnership under the U.S. Internal Revenue Code. Accordingly, no provision for federal income taxes is necessary.

D. EXPENSES -- The Portfolio bears all costs of its operations other than expenses specifically assumed by Citibank and SFG. Expenses incurred by the Portfolio Trust with respect to any two or more portfolios or series are allocated in proportion to the average net assets of each portfolio, except when allocations of direct expenses to each portfolio can otherwise be made fairly. Expenses directly attributable to a portfolio are charged to that portfolio.

E. REPURCHASE AGREEMENTS -- It is the policy of the Portfolio to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System or to have segregated within the custodian bank's vault, all securities held as collateral in support of repurchase agreements. Additionally, procedures have been established by the Portfolio to monitor, on a daily basis, the market value of the repurchase agreement's underlying investments to ensure the existence of a proper level of collateral.

F. TBA PURCHASE COMMITMENTS -- The Portfolio enters into "TBA" (to be announced) purchase commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price has been established, the principal value has not been finalized. However, the amount of the commitment will not fluctuate more than 2.0% from the principal amount. The Portfolio holds, and maintains until the settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price. TBA purchase commitments may be considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in the value of the Portfolio's other assets. Unsettled TBA purchase commitments are valued at the current market value of the underlying securities, generally according to the procedures described under Note 1A.

Although the Portfolio will generally enter into TBA purchase commitments with the intention of acquiring securities for its portfolio, the Portfolio may dispose of a commitment prior to settlement if the Portfolio's Adviser deems it appropriate to do so.

G. FUTURES CONTRACTS -- The Portfolio may engage in futures transactions. The Portfolio may use futures contracts in order to protect the Portfolio from fluctuation in interest rates without actually buying or selling debt securities, or to manage the effective maturity or duration of fixed income securities in the Portfolio in an effort to reduce potential losses or enhance potential gains. Buying futures contracts tends to increase the Portfolio's exposure to the underlying instrument. Selling futures contracts tends to either decrease the Portfolio's exposure to the underlying instrument, or to hedge other fund investments.

Upon entering into a futures contract, the Portfolio is required to deposit with the broker an amount of cash or cash equivalents equal to a certain percentage of the contract amount. This is known as the "initial margin". Subsequent payments ("variation margin") are made or received by the Portfolio each day, depending on the daily fluctuation of the value of the contract. The daily changes in contract value are recorded as unrealized gains or losses and the Portfolio recognizes a realized gain or loss when the contract is closed. Futures contracts are valued at the settlement price established by the board of trade or exchange on which they are traded.

There are several risks in connection with the use of futures contracts as a hedging device. The change in the value of futures contracts primarily corresponds with the value of their underlying instruments, which may not correlate with the change in the value of the hedged instruments. In addition, there is the risk the Portfolio may not be able to enter into a closing transaction because of an illiquid secondary market. Futures contracts involve, to varying degrees, risk of loss in excess of the futures variation margin reflected in the Statement of Assets and Liabilities. No such instruments were held at June 30, 1997.

H. OTHER -- Investment transactions are accounted for on the date the investments are purchased or sold. Realized gains and losses are determined on the identified cost basis.

(2) INVESTMENT ADVISORY FEES
The investment advisory fees paid to Citibank, as compensation for overall investment management services, amounted to $99,554, of which $3,901 was voluntarily waived for the six months ended June 30, 1997. The investment advisory fees are computed at the annual rate of 0.35% of the Portfolio's average daily net assets.

(3) ADMINISTRATIVE FEES
Under the terms of an Administrative Services Agreement, the administrative fees paid to the Administrator, as compensation for overall administrative services and general office facilities, are computed at the annual rate of 0.05% of the Portfolio's average daily net assets. The Administrative fees amounted to $14,222 of which $13,321 was voluntarily waived, for the six months ended June 30, 1997. Citibank acts as Sub-Administrator and performs such duties and receives such compensation from SFG as from time to time is agreed to by SFG and Citibank. The Portfolio pays no compensation directly to any Trustee or any officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Portfolio from the Administrator or its affiliates. Certain of the officers and a Trustee of the Portfolio are officers or directors of the Administrator or its affiliates.

(4) PURCHASES AND SALES OF INVESTMENTS
Purchases and sales of U.S. Government securities, other than short-term obligations, aggregated $11,656,500 and $2,777,252, respectively, for the six months ended June 30, 1997.

(5) FEDERAL INCOME TAX BASIS
     OF INVESTMENTS
The cost and unrealized appreciation (depreciation) in value of the investment securities owned at June 30, 1997, as computed on a federal income tax basis, are as follows:

Aggregate cost .....................    $54,622,971
                                        ===========

Gross unrealized appreciation ......       $ 72,122
Gross unrealized depreciation ......      (701,578)
                                        -----------
Net unrealized depreciation ........    $ (629,456)
                                        ===========

(6) EXPENSE FEES
SFG has entered into an expense agreement with the Portfolio. SFG has agreed to pay all of the ordinary operating expenses (excluding interest, taxes, brokerage commissions, litigation costs or other extraordinary costs or expenses) of the Portfolio, other than fees paid under the Advisory Agreement and Administrative Services Agreement. The Agreement may be terminated by either party upon not less than 30 days nor more than 60 days written notice.

The Portfolio has agreed to pay SFG an expense fee on an annual basis, accrued daily and paid monthly; provided, however, that such fee shall not exceed the amount such that immediately after any such payment the aggregate ordinary expenses of the Portfolio less expenses waived by the Administrator would, on an annual basis, exceed an agreed upon rate, currently 0.35% of the Portfolio's average daily net assets.

(7) LINE OF CREDIT
The Portfolio, along with other Landmark Funds entered into an ongoing agreement with a bank which allows the Funds collectively to borrow up to $60 million for temporary or emergency purposes. Interest on borrowings, if any, is charged to the specific fund executing the borrowing at the base rate of the bank. The line of credit requires a quarterly payment of a commitment fee based on the average daily unused portion of the line of credit. For the six months ended June 30, 1997, the commitment fee allocated to the Portfolio was $120. Since the line of credit was established, there have been no borrowings.

--------------------------------------------------------------------------------
 SHAREHOLDER
 SERVICING AGENTS


FOR NEW YORK RETAIL BANKING AND
BUSINESS AND PROFESSIONAL CUSTOMERS:
Citibank, N.A.
111 Wall Street, New York, NY 10043
(212) 820-2383 or (800) 846-5300

FOR CITIGOLD CUSTOMERS:
Citigold
P.O. Box 5130, New York, NY 10126-5130
Call Your Citigold Executive or, in NY or CT, (800) 285-1701, or for all other States, (800) 285-1707

FOR CITIBANK PRIVATE BANKING CLIENTS:
Citibank, N.A.
The Citibank Private Bank
153 East 53rd Street, New York, NY 10043
Call Your Citibank Private Banking Account Officer
Registered Representative or (212) 559-5959

FOR CITIBANK GLOBAL ASSET MANAGEMENT CLIENTS:
Citibank, N.A.
Citibank Global Asset Management
153 East 53rd Street, New York, NY 10043
(212) 559-7117

FOR CITIBANK NORTH AMERICAN
INVESTOR SERVICES CLIENTS:
Citibank, N.A.
Master Trust Accounts
111 Wall Street, New York, NY 10043
Call Your Account Manager or (212) 657-9659

FOR CITICORP INVESTMENT SERVICES CUSTOMERS:
Citicorp Investment Services
One Court Square, Long Island City, NY 11120
Call Your Investment Consultant or (800) 846-5200
(212) 820-2380 in New York City


[Logo]  LANDMARK
        FUNDS


MONEY MARKET FUNDS:
Cash Reserves
Premium Liquid Reserves
Institutional Liquid Reserves

U.S. Treasury Reserves
Premium U.S. Treasury Reserves
Institutional U.S. Treasury Reserves

Tax Free Reserves
Institutional Tax Free Reserves

California Tax Free Reserves
Connecticut Tax Free Reserves
New York Tax Free Reserves

STOCK & BOND FUNDS:
U.S. Government Income Fund
Intermediate Income Fund
National Tax Free Income Fund
New York Tax Free Income Fund

Balanced Fund
Equity Fund
International Equity Fund
Small Cap Equity Fund
Emerging Asian Markets Equity Fund